Note 5 - Loans Receivable - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 5 - Loans Receivable - 10Q (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2013	December 31, 2012
Real estate:
One- to four-family residential	$134,341	$157,936
Multifamily residential	25,641	20,790
Nonfarm nonresidential	161,434	138,014
Construction and land development	18,372	14,551
Commercial	17,414	16,083
Consumer	4,827	5,818
Total loans receivable	362,029	353,192
Unearned discounts and net deferred loan costs	(132)	(188)
Allowance for loan and lease losses	(13,078)	(15,676)

Loans receivable—net	$348,819	$337,328

	2012	2011

Mortgage loans:
One- to four-family residential	$149,484	$183,158
Home equity and second mortgage	8,452	12,502
Multifamily	20,790	20,476
Commercial real estate	138,014	95,920
One- to four-family construction	803	1,724
Other construction and land	13,748	23,288
Total mortgage loans	331,291	337,068

Commercial loans	16,083	7,603
Consumer loans:
Automobile	1,757	2,536
Other	4,061	5,479
Total consumer loans	5,818	8,015
Total loans receivable	353,192	352,686

Unearned discounts and net deferred loan costs	(188)	(415)
Allowance for loan and lease losses	(15,676)	(20,818)

Loans receivable—net	$337,328	$331,453

Past Due Financing Receivables [Table Text Block]
September 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$694	$2,577	$131,070	$134,341
Multifamily residential	--	--	25,641	25,641
Nonfarm nonresidential	257	2,498	158,679	161,434
Construction and land development	300	2,524	15,548	18,372
Commercial	--	22	17,392	17,414
Consumer	18	4	4,805	4,827
Total	$1,269	$7,625	$353,135	$362,029
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$7,411	$3,982	$146,543	$157,936
Multifamily residential	3,459	--	17,331	20,790
Nonfarm nonresidential	--	4,523	133,491	138,014
Construction and land development	241	3,145	11,165	14,551
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total	$11,467	$12,077	$329,648	$353,192
September 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$339	$2,577	$2,244	$5,160
Multifamily residential	--	--	--	--
Nonfarm nonresidential	257	2,498	1,740	4,495
Construction and land development	299	2,524	555	3,378
Commercial	--	22	4	26
Consumer	--	4	5	9
Total	$895	$7,625	$4,548	$13,068
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,070	$3,982	$1,975	$7,027
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	4,523	2,713	7,236
Construction and land development	241	3,145	747	4,133
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,337	$3,805	$138,342	$149,484
Home equity and second mortgage	74	177	8,201	8,452
Multifamily residential	3,459	--	17,331	20,790
Commercial real estate	--	4,523	133,491	138,014
One- to four-family construction	--	130	673	803
Other construction and land	241	3,015	10,492	13,748
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total (1)	$11,467	$12,077	$329,648	$353,192
December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$8,319	$5,604	$169,235	$183,158
Home equity and second mortgage	126	437	11,939	12,502
Multifamily residential	31	--	20,445	20,476
Commercial real estate	1,371	4,752	89,797	95,920
One- to four-family construction	--	--	1,724	1,724
Other construction and land	191	1,344	21,753	23,288
Commercial	--	388	7,215	7,603
Consumer	23	5	7,987	8,015
Total (1)	$10,061	$12,530	$330,095	$352,686
December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,046	$3,805	$1,795	$6,646
Home equity and second mortgage	24	177	180	381
Multifamily residential	--	--	--	--
Commercial real estate	--	4,523	2,713	7,236
One- to four-family construction	--	130	--	130
Other construction and land	241	3,015	747	4,003
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824
December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,870	$5,604	$4,262	$11,736
Home equity and second mortgage	57	437	270	764
Multifamily residential	--	--	4,645	4,645
Commercial real estate	203	4,752	8,283	13,238
Other construction and land	164	1,344	1,893	3,401
Commercial	--	--	72	72
Consumer	--	5	93	98
Total	$2,294	$12,142	$19,518	$33,954

Impaired Financing Receivables [Table Text Block]
	September 30, 2013			December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Unpaid Principal Balance	Recorded Investment	Valuation Allowance
Impaired loans with a valuation allowance:
One- to four-family residential	$1,688	$1,499	$265	$1,517	$1,424	$275
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	2,998	2,833	1,051	3,718	3,596	779
Construction and land development	2,034	1,679	674	921	737	130
Commercial	1	1	1	380	380	380
Consumer	5	5	5	5	5	1
	6,726	6,017	1,996	6,541	6,142	1,565

Impaired loans without a valuation allowance:
One- to four-family residential	4,607	3,928	--	7,283	6,718	--
Multifamily residential	--	--	--	3,459	3,459	--
Nonfarm nonresidential	1,791	1,662	--	4,992	4,876	--
Construction and land development	2,440	1,699	--	4,377	3,396	--
Commercial	53	25	--	22	22	--
Consumer	7	4	--	29	27	--
	8,898	7,318	--	20,162	18,498	--
Total impaired loans	$15,624	$13,335	$1,996	$26,703	$24,640	$1,565

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$1,343	$1,136	$207	$2,142	$37
Home equity and second mortgage	81	13	68	20	2
Multifamily residential	--	--	--	451	--
Commercial real estate	3,596	2,817	778	2,440	119
Other construction and land	737	607	130	1,127	--
Commercial	380	--	380	46	--
Consumer	5	4	2	6	--
	6,142	4,577	1,565	6,232	158

Impaired loans without a valuation allowance:
One- to four-family residential	6,399	6,399	--	7,175	69
Home equity and second mortgage	319	319	--	488	4
Multifamily residential	3,459	3,459	--	3,230	166
Commercial real estate	4,876	4,876	--	6,443	98
One- to four-family construction	130	130	--	76	--
Other construction and land	3,266	3,266	--	3,630	22
Commercial	22	22	--	200	--
Consumer	27	27	--	50	1
	18,498	18,498	--	21,292	360
Total impaired loans	$24,640	$23,075	$1,565	$27,524	$518

Interest based on original terms					$1,547

Interest income recognized on a cash basis on impaired loans					$203
	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$3,019	$2,714	$305	$3,734	$52
Home equity and second mortgage	108	27	81	158	3
Multifamily residential	2,958	2,255	703	4,425	--
Commercial real estate	4,301	2,422	1,879	2,290	3
One- to four-family construction	--	--	--	2	--
Other construction and land	925	645	280	3,192	12
Commercial	--	--	--	129	--
Consumer	70	25	45	16	--
	11,381	8,088	3,293	13,946	70

Impaired loans without a valuation allowance:
One- to four-family residential	10,066	10,066	--	16,911	255
Home equity and second mortgage	723	723	--	801	33
Multifamily residential	5,175	5,175	--	4,171	18
Commercial real estate	8,937	8,937	--	10,710	282
One- to four-family construction	--	--	--	--	--
Other construction and land	2,758	2,758	--	3,156	50
Commercial	72	72	--	336	5
Consumer	49	49	--	83	2
	27,780	27,780	--	36,168	645
Total impaired loans	$39,161	$35,868	$3,293	$50,114	$715

Interest based on original terms					$2,272

Interest income recognized on a cash basis on impaired loans					$320

Financing Receivable Credit Quality Indicators [Table Text Block]
	September 30, 2013
	Pass	Special Mention	Substandard	Not Rated	Total
One- to four-family residential	$31,913	$2,571	$7,848	$92,009	$134,341
Multifamily residential	25,634	--	--	7	25,641
Nonfarm nonresidential	151,123	5,032	4,510	769	161,434
Construction and land development	11,191	386	4,087	2,708	18,372
Commercial	16,907	--	362	145	17,414
Consumer	161	--	14	4,652	4,827
Total	$236,929	$7,989	$16,821	$100,290	$362,029
	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total
One- to four-family residential	$30,216	$3,698	$12,993	$111,029	$157,936
Multifamily residential	16,695	--	4,078	17	20,790
Nonfarm nonresidential	117,604	7,445	12,045	920	138,014
Construction and land development	5,298	867	4,934	3,452	14,551
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total	$185,099	$12,350	$34,520	$121,223	$353,192

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$29,480	$3,667	$12,222	$104,115	$149,484
Home equity and second mortgage	736	31	771	6,914	8,452
Multifamily residential	16,695	--	4,078	17	20,790
Commercial real estate	117,604	7,445	12,045	920	138,014
One- to four-family construction	108	465	130	100	803
Other construction and land	5,190	402	4,804	3,352	13,748
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192
	December 31, 2011
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$24,300	$13,888	$27,877	$117,093	$183,158
Home equity and second mortgage	558	487	1,569	9,888	12,502
Multifamily residential	4,736	6,655	6,203	2,882	20,476
Commercial real estate	55,997	9,174	29,020	1,729	95,920
One- to four-family construction	--	--	905	819	1,724
Other construction and land	9,365	2,908	8,684	2,331	23,288
Commercial	5,579	1,105	521	398	7,603
Consumer	626	13	191	7,185	8,015
Total (1)	$101,161	$34,230	$74,970	$142,325	$352,686

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
September 30, 2013	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	2	$267	8	$671	10	$938
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	--	--	3	568	3	568
Construction and land development	--	--	5	934	5	934
Consumer	--	--	1	5	1	5

Total	2	$267	17	$2,178	19	$2,445
December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	12	$1,115	9	$1,461	21	$2,576
Multifamily residential	1	3,459	--	--	1	3,459
Nonfarm nonresidential	1	1,235	3	606	4	1,841
Construction and land development	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	11	$1,096	6	$1,391	17	$2,487
Home equity and second mortgage	1	19	3	70	4	89
Multifamily residential	1	3,459	--	--	1	3,459
Commercial real estate	1	1,235	3	606	4	1,841
Other construction and land	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198
December 31, 2011	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	15	$1,349	11	$1,134	26	$2,483
Home equity and second mortgage	3	68	4	133	7	201
Multifamily residential	1	3,488	1	1,399	2	4,887
Commercial real estate	--	--	6	4,759	6	4,759
Other construction and land	5	282	4	1,242	9	1,524
Consumer	7	20	--	--	7	20

Total	31	$5,207	26	$8,667	57	$13,874

Schedule of Accrued Interest Receivables [Table Text Block]
	2012	2011

Loans	$1,083	$1,085
Investment securities	362	395
Deposits in banks	56	36

Total	$1,501	$1,516

Schedule of Loans Restructured As TDRs in Current Period [Table Text Block]

		Balance		Nature of Modification
	Number of Loans	Prior to TDR	Balance at Year End	Payment Term (1)	Other
Year Ended December 31, 2012
One- to four-family residential	1	$880	$875	$880	$--
Commercial real estate	1	164	166	164	--

Total	2	$1,044	$1,041	$1,044	$--

Year Ended December 31, 2011
One- to four-family residential	4	$567	$253	$100	$467	(3)
Home equity and second mortgage	2	78	76	19	59	(3)
Commercial real estate	2	1,471	1,495	200	1,271	(2)
Other construction and land	2	96	95	--	96	(3)
Commercial	1	54	--	--	54	(4)
Consumer	1	3	2	3	--

Total	12	$2,269	$1,921	$322	$1,947

Additional Information Regarding Troubled Debt Restructurings [Table Text Block]
	Year Ended December 31, 2012
	Number of Loans	Unpaid Principal Balance at December 31, 2012	Charge-offs	Transfers to REO

Home equity and second mortgage	1	$53	$--	$--

Total	1	$53	$--	$--
	Year Ended December 31, 2011
	Number of Loans	Unpaid Principal Balance at December 31, 2011	Charge-offs	Transfers to REO
One- to four-family residential	7	$142	$163	$840
Home equity and second mortgage	3	51	137	--
Multifamily residential	1	--	962	718
Commercial real estate	1	409	--	--
Other construction and land	2	318	--	45
Commercial	1	--	98	--
Consumer	2	--	67	--

Total	17	$920	$1,427	$1,603

Three and Nine Months Ended [Member]
Note 5 - Loans Receivable - 10Q (Tables) [Line Items]
Impaired Financing Receivables [Table Text Block]
	Three and Nine Months Ended September 30, 2013
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Nine Months)	(Three Months)	(Nine Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,115	$2,093	$2	$7
Multifamily residential	--	857	--	--
Nonfarm nonresidential	3,045	3,055	--	--
Construction and land development	1,977	1,592	--	--
Commercial	1	96	--	--
Consumer	5	5	--	--
	7,143	7,698	2	7

Impaired loans without a valuation allowance:
One- to four-family residential	3,659	4,693	--	--
Multifamily residential	--	865	--	--
Nonfarm nonresidential	1,382	2,714	--	--
Construction and land development	1,453	2,076	--	--
Commercial	26	24	--	--
Consumer	5	16	--	--
	6,525	10,388	--	--
Total impaired loans	$13,668	$18,086	$2	$7

Interest based on original terms			$478	$703

Interest income recognized on a cash basis on impaired loans			$--	$--
	Three and Nine Months Ended September 30, 2012
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Nine Months)	(Three Months)	(Nine Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$1,759	$2,774	$--	$--
Multifamily residential	--	564	--	--
Nonfarm nonresidential	3,117	2,987	--	40
Construction and land development	1,366	1,514	--	9
Commercial	190	95	--	--
Consumer	--	7	--	--
	6,432	7,941	--	49

Impaired loans without a valuation allowance:
One- to four-family residential	7,137	7,900	18	75
Multifamily residential	1,873	3,173	42	49
Nonfarm nonresidential	5,570	6,834	18	102
Construction and land development	5,327	3,784	--	89
Commercial	212	245	--	--
Consumer	58	55	--	1
	20,177	21,991	78	316
Total impaired loans	$26,609	$29,932	$78	$365

Interest based on original terms			$405	$1,212

Interest income recognized on a cash basis on impaired loans			$--	$203